Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Intangible assets	$ 958.2	$ 1,038.7
Asbestos liability	360.1	367.4
Tax credit carryforwards	118.7	122.1
Other provisions and accruals	73.3	62.2
Net operating loss carryforwards	66.2	61.0
Total deferred tax assets	1,576.5	1,651.4
Valuation allowance	(261.2)	(262.7)
Total deferred tax assets net of valuation allowance	1,315.3	1,388.7
Deferred tax liabilities:
Depreciable and amortizable assets	(164.0)	(151.7)
Other	(59.0)	(49.1)
Total deferred tax liabilities	(223.0)	(200.8)
Total deferred taxes, net	$ 1,092.3	$ 1,187.9